Business Segment (Details) - Schedule of Operations by Business Segment - USD ($) $ in Thousands		3 Months Ended				6 Months Ended				12 Months Ended
		Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2023		Jun. 30, 2022		Dec. 31, 2022		Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenue		$ 12		$ 39		$ 25		$ 79		$ 511		$ 120
Earnings		(557)		(2,057)		(1,494)		(3,364)		(6,504)		(7,171)
Impairment	[1]	(2,633)				(2,633)
Stock issuances	[2]	(3,521)				(3,521)
Corporate and other		(4,090)	[3]	(20,978)	[3]	(10,567)	[3]	(31,716)	[3]	87,311	[4]	30,199	[4]
Interest expense		(492)		(504)		(717)		(826)		1,440		1,118
Total Revenue		12		39		25		79		511		120
Total Earnings		(11,293)		(23,539)		(18,932)		(35,906)		(95,255)		(38,488)
FOXO Labs [Member]
Segment Reporting Information [Line Items]
Revenue		7		32		14		64		483		85
Earnings		(314)		(948)		(604)		(1,452)		(2,769)		(4,790)
FOXO Life [Member]
Segment Reporting Information [Line Items]
Revenue		5		7		11		15		28		35
Earnings		$ (243)		$ (1,109)		$ (890)		$ (1,912)		$ (3,735)		$ (2,381)

[1]	See Note 4 for additional information on the digital insurance platform, underwriting API, and longevity API impairment.
[2]	Stock issuances includes the 2022 Bridge Debenture Release and the PIK Note Amendment. See Notes 5 and 7 for additional information.
[3]	Corporate and other includes stock-based compensation, including the consulting agreement, expense of $1,268 and depreciation and amortization expense of $247 for the three months ended June 30, 2023 with corresponding amounts of $3,894 and $1,176 for the six months ended June 30, 2023. For the three months ended June 30, 2022 corporate and other included stock-based compensation, depreciation, and changes in fair value of the convertible debentures of $1,459, $55, and $17,051 respectively. The corresponding amounts for the six months ended June 30, 2022 are $1,690, $86, and $24,483, respectively with stock-based compensation. Both the three and six months ended June 30, 2022 included $1,229 of stock-based compensation related to the consulting agreement. See Notes 4, 6, and 9 for additional information.
[4]	Corporate and other includes stock-based compensation, including the consulting agreement, Cantor Commitment Fee and vendor shares, expense of $17,708, depreciation and amortization expense of $1,487, change in fair value of convertible debentures and warrant liability expense of $26,104, $1,307 for impairment charge and $27,544 of other non-operating expenses for the year ended December 31, 2022. Additionally, the year ended December 31, 2022 included. For the year ended December 31, 2021 corporate and other included stock-based compensation, depreciation, changes in fair value of the convertible debentures and investment impairment of $131, $98, $21,703, and $400 respectively. See Notes 5, 6, 7, 9 and 11 for additional information.